Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
(a) Restricted cash

	March 31, 2022	March 31, 2021	March 31, 2020
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	792,035	400,971	332,605
Total restricted cash	792,035	400,971	332,605

(b) Non restricted cash

Current
Cash and bank balances	3,781,978	5,101,083	2,318,480

Total cash (a+b)	4,574,013	5,502,054	2,651,085
Bank overdraft used for cash management purposes	(371,995)	(123,666)	(1,235,794)
Cash and cash equivalents for the statement of cash flows	4,202,018	5,378,388	1,415,291